Revenue (Tables)	3 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer profile is as follows:

	Three Months Ended
	March 31, 2022	March 31, 2021
	(in thousands)

Clients 1-5	544,625	394,194
Clients 6-10	287,740	124,098
Clients 11-25	362,192	141,124
Other	707,207	198,782

Total	$1,901,764	$858,198

Revenue from individual customers greater than 10% of consolidated revenue in the respective periods was as follows:

	Three Months Ended
	March 31, 2022	March 31, 2021
Customer:
Customer A	*	19.1%
Customer B	*	11.1%
*Less than 10%